Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 592	$ 1,514
Weighted average number of Common Shares outstanding during the year	290.4	300.6
Basic earnings per Common Share	$ 2.04	$ 5.04
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 592	$ 1,514
Weighted average number of Common Shares outstanding during the year	290.4	300.6
Stock options and restricted stock	0.8	2.2
Diluted	291.2	302.8
Diluted earnings per Common Share	$ 2.03	$ 5